13F-HR
12/31/05

0000889780
koong@h3

NONE
1
Michael A. Chisek
212-446-9330

mchisek@dccap.com

13F-HR
Form 13F Holdings Report

					UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment [X]; Amendment Number: 1
This Amendment (Check only one.) : 	[X] is a restatement.
	[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	D. C. Capital Partners, L.P.
Address:	800 Third Avenue
	40th Floor
	New York, NY  10022

13F File Number:	28-6726

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Michael A. Chisek
Title:		Managing Director
Phone:		212-446-9330
Signature, Place, and Date of Signing:

	Michael A. Chisek	New York, New York April 23, 2007

We are submitting this amendment because we inadvertently listed our holdings at Jan 30, 2006 instead of at Dec 31, 2005 on our original filing.

Report Type (Check only one.):

[ X]			13F HOLDINGS REPORT
[  ]			13F NOTICE
[  ]			13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.  /s/ Michael A. Chisek

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total: 20

Form 13F Information Table Value total:	$223,262
List of Other Included Managers:

No.	13F File Number		Name





<PAGE






















FORM 13F INFORMATION
TABLE





























































NAME OF ISSUER

TITLE OF
CLASS

CUSIP

VALUE

SHARES/

SH/

PUT/

INVSTMT

OTHER

VOTING
AUTHORITY








(x$1000)

PRN AMT

PRN

CALL

DISCRETN

MANAGERS

SOLE
SHARED
NONE
































AMR

COM

001765106

22230

1000000

SH



Sole



1000000


Advance Auto Parts Inc

COM

00751Y106

13038

300000

SH



Sole



300000


Amgen Inc

COM

031162100

23608

299365

SH



Sole



299365


BE Aerospace

COM

131193104

25300

1150000

SH



Sole



1150000


Biosite Inc

COM

090945106

3800

67500

SH



Sole



67500


Caremark RX

COM

141705103

15537

300000

SH



Sole



300000


Compass Minerals

COM

20451N101

4049

165000

SH



Sole



165000


Delphi Corp

COM

247126105

2328

8000000

SH



Sole



8000000


EMC Corporation

COM

268648102

10215

750000

SH



Sole



750000


Emerson Electric

COM

291011104

7470

100000

SH



Sole



100000


Flowserve Corporation

COM

34354P105

11868

300000

SH



Sole



300000


Home Depot Inc

COM

437076102

12144

300000

SH



Sole



300000


Intuitive Surgical,Inc

COM

559222401

7036

60000

SH



Sole



60000


Magna International

COM

585055106

9357

130000

SH



Sole



130000


Medtronic Inc

COM

69888P106

12665

220000

SH



Sole



220000


Par Pharmaceutical

COM

74834L100

4911

156700

SH



Sole



156700


Quest Diagnostics Inc

COM

800907107

7207

140000

SH



Sole



140000


Solutia

COM

881624209

1404

3121000

SH



Sole



3121000


Teva Pharmaceutical

COM

888339108

15054

350000

SH



Sole



350000


Wal-Mart Stores

COM

931142103

14040

300000

SH



Sole



300000

